CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ (242,562,132)	$ 331,175	$ 168,996,086
Adjustment to reconcile net income(loss) to net cash provided by (used in) operating activities:
Impairment of long-lived assets	6,437,716
Inventory write-down	59,313,129	48,992,463	1,165,610
Impairment of Intangible assets	3,764,464
Impairment of goodwill	6,160,545
Investment loss		193,408
Other-than-temporary impairment loss on available-for-sale investment		6,207,119
Depreciation and amortization	93,501,714	82,730,940	56,353,672
Amortization of deferred convertible notes issuance costs and premium	784,456	881,172	332,668
Allowance (reversal) of doubtful receivables, advance to suppliers and prepayment for purchases of property, plant and equipment	852,278	(1,374,668)	3,919,044
(Gains) losses on derivatives	53,945	15,296,530	(6,268,072)
Share-based compensation	2,221,406	4,359,540	3,934,565
Loss on disposal of long-lived assets	935,293	558,236	1,254,267
Gain on early extinguishment of debt		(28,349,939)	(5,891)
Provision for litigation	2,046,088
Provision (reversal) for firm purchase commitment	(3,930,701)	3,940,000
Changes in assets and liabilities:
Accounts receivable	(98,241,588)	(79,455,716)	26,886,223
Inventories	(157,339,323)	(24,250,952)	(28,433,451)
Advances to suppliers	4,473,538	7,195,626	(32,383,209)
Amounts due from related parties	9,377,921	(887,983)	63,815
Value added tax recoverable	7,233,773	4,274,222	9,276,785
Prepaid expenses and other current assets	(4,774,851)	(954,257)	(11,130,425)
Prepaid land use right	766,720	(5,055,881)	(301,837)
Cash received from government subsidy		1,835,979	11,474,282
Accounts payable	243,304,231	4,559,739	121,462,667
Advances from customers	(33,633,577)	(27,024,836)	(1,362,227)
Income tax payables	3,658,106	(16,303,466)	9,555,345
Other current liabilities	3,920,605	(13,293,043)	18,933,622
Other long-term liabilities	(983,066)	4,680,589	(138,861)
Accrued warranty cost	(2,617,314)	3,614,235	5,260,590
Deferred tax assets	22,441,178	(14,758,528)	44,325,073
Project assets	(21,895,840)
Net cash provided by (used in) operating activities	(94,731,286)	(22,058,296)	403,170,341
Investing activities:
Purchases of property, plant and equipment	(113,533,942)	(132,826,861)	(137,714,729)
Advances for purchases of property, plant and equipment	(22,886,958)	(19,892,328)	(6,816,721)
Purchases of other long-lived assets		(239,252)	1,186,219
Cash received from government subsidy	1,458,283	5,296,379	2,407,787
Proceeds from disposal of property, plant and equipment	187,484	155,157	149,937
Purchase of investment securities	(759,322)
Changes in restricted cash	(114,452,748)	(22,454,812)	(7,323,041)
Cash consideration for acquisition, net of cash received		(1,172,824)
Net cash (paid)/received on settlement of derivatives	768,666	(6,331,995)	(3,160,043)
Net cash used in investing activities	(249,218,537)	(177,466,536)	(151,270,591)
Financing activities:
Proceeds from bank borrowings	1,115,846,764	898,775,862	665,007,359
Repayment of bank borrowings	(1,056,351,424)	(735,173,471)	(708,249,446)
Cash paid for issuance costs		(7,154,772)
Issuance cost refund	8,779
Proceeds from exercise of stock options		148,744	3,144,061
Cash paid for repurchase of convertible notes		(57,055,127)	(32,715,276)
Cash paid for repurchase of common shares		(1,943,822)
Proceeds from issuance of convertible notes		200,000,000
Purchase of capped call transaction		(23,840,999)
Contribution from noncontrolling interests	403,563	157,238
Net cash (used in) provided by financing activities	59,907,682	273,913,653	(72,813,302)
Effect of exchange rate changes	(1,713,692)	13,948,626	4,807,276
Net increase (decrease) in cash and cash equivalents	(285,755,833)	88,337,447	183,893,724
Cash and cash equivalents, beginning of year	379,039,116	290,701,669	106,807,945
Cash and cash equivalents, end of year	93,283,283	379,039,116	290,701,669
Supplemental schedule of non-cash transactions
Payables for purchase of property, plant and equipment	44,761,843	84,832,129	49,088,978
Banknotes, included in accounts receivable, used to purchase equipment	12,229,398	37,704,054
Supplemental disclosure of cash flow information
Interest paid, net of interest capitalized	55,147,312	38,742,727	23,856,455
Income tax paid (return)	$ (5,895,538)	$ 28,049,551	$ 2,890,157